Fair Value of Financial Instruments (Tables) (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheet as of June 30, 2019 and December 31, 2018, respectively:

	Fair Value Measurements at June 30, 2019
	Level 1	Level 2	Level 3
Assets
Cash	$212,385	$-	$-
Right-of-use asset	-	258,754	-
Total assets	212,385	258,754	-
Liabilities
Convertible note payable	-	-	300,000
Advances from shareholders	-	307,141	-
Notes payable	-	-	200,000
Lease liability	-	260,919	-
Total liabilities	-	(568,060)	(500,000)
	$212,385	$(309,306)	$(500,000)

	Fair Value Measurements at December 31, 2018
	Level 1	Level 2	Level 3
Assets
Cash	$125,846	$-	$-
Total assets	125,846	-	-
Liabilities
Convertible note payable	-	-	300,000
Advances from shareholders	-	514,141	-
Notes payable	-	-	200,000
Total liabilities	-	(514,141)	(500,000)
	$125,846	$(514,141)	$(500,000)

OWP Ventures, Inc. [Member]
Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheet as of December 31, 2018:

	Fair Value Measurements at December 31, 2018
	Level 1	Level 2	Level 3
Assets
Cash	$125,846	$-	$-
Total assets	125,846	-	-
Liabilities
Convertible note payable	-	-	300,000
Advances from shareholders	-	514,141	-
Notes payable	-	-	200,000
Total liabilities	-	(514,141)	(500,000)
	$125,846	$(514,141)	$(500,000)